Vanguard Short-Term Tax-Exempt Bond ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
ETF Prospectus [Member] | Vanguard Short-Term Tax-Exempt Bond ETF | ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	4.15%	1.81%